Fair value measurement	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Fair value measurement

Note 8. Fair value measurement

Fair value hierarchy

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

●	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3: Unobservable inputs for the asset or liability. Considerable judgement is required to determine what is significant to fair value and therefore which category the asset or liability is placed in can be subjective.

	Level 1	Level 2	Level 3	Total
Consolidated- June 30, 2024	$	$	$	$

Assets	-	-	-	-
Total assets	-	-	-	-

Liabilities
Derivative Liabilities – refer Note 21	-	-	-	-
Total liabilities	-	-	-	-

	Level 1	Level 2	Level 3	Total
Consolidated – June 30, 2023	$	$	$	$

Assets	-	-	-	-
Total assets	-	-	-	-

Liabilities
Derivative Liabilities – refer Note 21	-	-	18,694,729	18,694,729
Total liabilities	-	-	18,694,729	18,694,729

There were no transfers between levels during the financial periods.

The carrying amounts of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. The fair value of financial liabilities is estimated by discounting the remaining contractual maturities at the current market interest rate that is available for similar financial liabilities.

Valuation techniques for fair value measurements categorised within level 3

The fair value of the Financial Liabilities for the host liability and the derivative liability has been determined using a combination of Monte Carlo Simulation (MCS) and Black-Scholes model (BSM). The Group used valuations specialists to perform these valuations.

Level 3 liabilities

Movements in level 3 liabilities during the current and previous financial years are set out below:

	Derivative liability	Total
Consolidated	$	$

Balance at 1 July 2022	878,653	878,653

Fair value of derivative liability recognised for convertible notes issued during the year	10,945,347	10,945,347
Fair value movement recognised in profit or loss	6,870,729	6,870,729
Balance at 30 June 2023	18,694,729	18,694,729

Fair value of derivative liability recognised for convertible notes issued during the year	280,198	280,198
Fair value movement recognised in profit or loss	(3,400,685)	(3,400,685)
Fair value of derivative liability for convertible notes which converted or matured during the year	(15,574,242)	(15,574,242)

Balance at 30 June 2024	-	-

Note 8. Fair value measurement - continued

The level 3 liabilities unobservable inputs at issue date of each of the convertible notes series are as follow:

Series A
Implied valuation	$28,000,000
Volatility	74%
Risk free rate	0.0%
Probability of conversion	50%

Series A - July 21
Implied valuation	$28,000,000
Volatility	74%
Risk free rate	0.1%
Probability of conversion	50%

Series A – August 21
Implied valuation	$28,000,000
Volatility	62%
Risk free rate	0.0%
Probability of conversion	50%

Series B1
Implied valuation	$120,000,000
Volatility	74%
Risk free rate	0.6%
Probability of conversion	50%

Series B2
Implied valuation	$70,000,000
Volatility	66%
Risk free rate	3%
Probability of conversion	50%

Note 8. Fair value measurement - continued

Series A Extension
Implied valuation	$28,000,000
Volatility	65%
Risk free rate	3.5%
Probability of conversion	0%

Reach
Implied valuation	$40,000,000
Volatility	60%
Risk free rate	3.6%
Probability of conversion	100%

Private Placement
Implied valuation	$53,685,000
Volatility	60%
Risk free rate	3.5%
Probability of conversion	100%

Mixed Martial Arts LLC
Implied valuation	$384,750
Volatility	49%
Risk free rate	4.3%
Probability of conversion	100%

Steppen
Implied valuation	$100,000
Volatility	47
Risk free rate	4.2%
Probability of conversion	100%